Supplement dated April 25, 2018
to the Prospectuses, as supplemented, of the following fund:
Fund	Prospectuses Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Balanced Fund	5/1/2017
Mr. Leonard Aplet has announced his intention to retire on or about December 31, 2018. Effective on or about May 1, 2018 (the Effective Date), the changes described in this Supplement are hereby made to the Fund’s Prospectuses.
As of the Effective Date, the portfolio manager information under the caption “Fund Management” in the "Summary of the Fund” or “Summary of Columbia VP – Balanced Fund” section is hereby superseded and replaced with the following:
Investment Manager: Columbia Management Investment Advisers, LLC

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Guy Pope, CFA	Senior Portfolio Manager and Head of Contrarian Core Strategy	Co-Lead Portfolio Manager	1997
Leonard Aplet, CFA	Senior Portfolio Manager and Head of Short Duration and Stable Value	Co-Lead Portfolio Manager	1991
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Co-Portfolio Manager	May 2018
Gregory Liechty	Senior Portfolio Manager	Co-Portfolio Manager	2011
Ronald Stahl, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2005
The rest of the section remains the same.
As of the Effective Date, the portfolio manager information under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund” section or under the caption “Portfolio Management - Portfolio Managers” in the “More Information About Columbia VP - Balanced Fund” section is hereby superseded and replaced with the following:
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Guy Pope, CFA	Senior Portfolio Manager and Head of Contrarian Core Strategy	Co-Lead Portfolio Manager	1997
Leonard Aplet, CFA	Senior Portfolio Manager and Head of Short Duration and Stable Value	Co-Lead Portfolio Manager	1991
Jason Callan	Senior Portfolio Manager and Head of Structured Assets	Co-Portfolio Manager	May 2018
Gregory Liechty	Senior Portfolio Manager	Co-Portfolio Manager	2011
Ronald Stahl, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2005
Mr. Pope joined one of the Columbia Management legacy firms or acquired business lines in 1993. Mr. Pope began his investment career in 1993 and earned a B.A. from Colorado College and an M.B.A. from Northwestern University.
Mr. Aplet joined one of the Columbia Management legacy firms or acquired business lines in 1987. Mr. Aplet began his investment career in 1978 and earned a B.S. from Oregon State University and an M.B.A. in finance from the University of California at Berkeley.
Mr. Callan joined the Investment Manager in 2007. Mr. Callan began his investment career in 2004 and earned a B.S. from the University of Minnesota and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Liechty joined one of the Columbia Management legacy firms or acquired business lines in 2005. Mr. Liechty began his investment career in 1995 and earned a B.A. and an M.B.A. from the University of North Florida.
Mr. Stahl joined one of the Columbia Management legacy firms or acquired business lines in 1998. Mr. Stahl began his investment career in 1998 and earned a B.S. from Oregon State University and an M.B.A. from Portland State University.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-304 A (4/18)

Supplement dated April 25, 2018
to the Prospectuses, as supplemented, of the following fund:
Fund	Prospectuses Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Dividend Opportunity Fund (the Fund)	5/1/2017
Effective May 1, 2018 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the "Summary of the Fund" or “Summary of Columbia VP - Dividend Opportunity Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David King, CFA	Senior Portfolio Manager	Lead Portfolio Manager	May 2018
Yan Jin	Senior Portfolio Manager	Portfolio Manager	May 2018
Harrison Chan	Associate Investment Analyst	Portfolio Manager	May 2018
The rest of the section remains the same.
As of the Effective Date, the portfolio manager information under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund" section or under the caption “Portfolio Management - Portfolio Managers” in the “More Information About Columbia VP - Dividend Opportunity Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
David King, CFA	Senior Portfolio Manager	Lead Portfolio Manager	May 2018
Yan Jin	Senior Portfolio Manager	Portfolio Manager	May 2018
Harrison Chan	Associate Investment Analyst	Portfolio Manager	May 2018
Mr. King joined the Investment Manager in 2010. Mr. King began his investment career in 1983 and earned a B.S. from the University of New Hampshire and an M.B.A. from Harvard Business School.
Mr. Jin joined one of the Columbia Management legacy firms or acquired business lines in 2002. Mr. Jin began his investment career in 1998 and earned a M.A. in economics from North Carolina State University.
Mr. Chan joined the Investment Manager in 2014. Mr. Chan began his investment career in 2014 and earned a B.S. in electrical engineering and a B.A. in economics from the University of Illinois at Urbana-Champaign and an M.B.A. from the University of Chicago Booth School of Business.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-305 A (4/18)

Supplement dated April 25, 2018
to the Prospectuses, as supplemented, of the following fund:
Fund	Prospectuses Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Large Cap Growth Fund (the Fund)	5/1/2017
Effective June 30, 2018 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the "Summary of the Fund" or “Summary of Columbia VP - Large Cap Growth Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
John Wilson, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2010
Tchintcia Barros, CFA	Portfolio Manager	Portfolio Manager	2015
The rest of the section remains the same.
As of the Effective Date, the portfolio manager information under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund" section or under the caption “Portfolio Management - Portfolio Managers” in the “More Information About Columbia VP - Large Cap Growth Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
John Wilson, CFA	Senior Portfolio Manager	Lead Portfolio Manager	2010
Tchintcia Barros, CFA	Portfolio Manager	Portfolio Manager	2015
Mr. Wilson joined one of the Columbia Management legacy firms or acquired business lines in 2005. Mr. Wilson began his investment career in 1985 and earned a B.A. from Trinity College and an M.B.A. from Duke University.
Ms. Barros joined one of the Columbia Management legacy firms or acquired business lines in 2005. Ms. Barros began her investment career in 2000 and earned a B.A. in economics from Dartmouth College and an M.B.A. from Harvard Business School.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-306 A (4/18)

Supplement dated April 25, 2018
to the Prospectus, as supplemented, of the following fund:
Fund	Prospectuses Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Mid Cap Value Fund (the Fund)	5/1/2017
Effective May 1, 2018 (the Effective Date), the portfolio manager information under the subsection “Fund Management” in the "Summary of the Fund" or “Summary of Columbia VP – Mid Cap Value Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Kari Montanus	Senior Portfolio Manager	Lead Portfolio Manager	May 2018
David Hoffman	Senior Portfolio Manager	Portfolio Manager	2013
Jonas Patrikson, CFA	Portfolio Manager	Portfolio Manager	2014
The rest of the section remains the same.
As of the Effective Date, the portfolio manager information under the subsection “Primary Service Providers –
 Portfolio Managers” in the “More Information About the Fund" section or under the subsection “Portfolio Management – Portfolio Managers” in the “More Information About Columbia VP – Mid Cap Value Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Kari Montanus	Senior Portfolio Manager	Lead Portfolio Manager	May 2018
David Hoffman	Senior Portfolio Manager	Portfolio Manager	2013
Jonas Patrikson, CFA	Portfolio Manager	Portfolio Manager	2014
Ms. Montanus joined one of the Columbia Management legacy firms or acquired business lines in 2003. Ms. Montanus began her investment career in 1992 and earned a B.A. from Stanford University and an M.B.A. in finance from The Wharton School, University of Pennsylvania.
Mr. Hoffman joined one of the Columbia Management legacy firms or acquired business lines in 2001. Mr. Hoffman began his investment career in 1986 and earned a B.A. from Grinnell College and an M.A. from Columbia University.
Mr. Patrikson joined one of the Columbia Management legacy firms or acquired business lines in 2004. Mr. Patrikson began his investment career in 1990 and earned a B.A. from the University of Linkoping, Sweden.
The rest of the section remains the same.
As of the Effective Date, the information under the subsection "Principal Risks" in the "Summary of the Fund" or “Summary of Columbia VP – Mid Cap Value Fund" section is hereby revised to add the following:
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
The rest of the section remains the same.
As of the Effective Date, the information under the subsection “Principal Risks” in the “More Information About the Fund" or “More Information About Columbia VP – Mid Cap Value Fund" section is hereby revised to add the following:
Focused Portfolio Risk. The Fund, because it may invest in a limited number of companies, may have more volatility in its NAV and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-309 A (4/18)

Supplement dated April 25, 2018
to the Prospectuses of the following fund (the Fund):
Fund	Document Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Select Large-Cap Value Fund	5/1/2017
 Effective May 1, 2018 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the "Summary of the Fund" or “Summary of Columbia VP - Select Large-Cap Value Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Richard Rosen	Senior Portfolio Manager	Lead Portfolio Manager	2008
Richard Taft	Portfolio Manager	Portfolio Manager	2016
The rest of the section remains the same.
As of the Effective Date, the portfolio manager information under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund" section or under the caption “Portfolio Management - Portfolio Managers” in the “More Information About Columbia VP - Select Large-Cap Value Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Richard Rosen	Senior Portfolio Manager	Lead Portfolio Manager	2008
Richard Taft	Portfolio Manager	Portfolio Manager	2016
Mr. Rosen joined one of the Columbia Management legacy firms or acquired business lines in 2008. Mr. Rosen began his investment career in 1982 and earned a B.A. from Brandeis University and an M.B.A. from New York University.
Mr. Taft joined the Investment Manager in 2011. Mr. Taft began his investment career in 1997 and earned a B.A. and an M.B.A. from the University at Buffalo.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-307 A (4/18)

Supplement dated April 25, 2018
to the Prospectuses of the following fund (the Fund):
Fund	Document Dated
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio - Select Smaller-Cap Value Fund	5/1/2017
 Effective May 1, 2018 (the Effective Date), the portfolio manager information under the caption “Fund Management” in the "Summary of the Fund" or “Summary of Columbia VP - Select Smaller-Cap Value Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Kari Montanus	Senior Portfolio Manager	Lead Portfolio Manager	2014
David Hoffman	Senior Portfolio Manager	Portfolio Manager	May 2018
Jonas Patrikson, CFA	Portfolio Manager	Portfolio Manager	May 2018
The rest of the section remains the same.
As of the Effective Date, the portfolio manager information under the caption “Primary Service Providers - Portfolio Managers” in the “More Information About the Fund" section or under the caption “Portfolio Management - Portfolio Managers” in the “More Information About Columbia VP - Select Smaller-Cap Value Fund" section is hereby superseded and replaced with the following:

Portfolio Manager	Title	Role with Fund	Managed Fund Since
Kari Montanus	Senior Portfolio Manager	Lead Portfolio Manager	2014
David Hoffman	Senior Portfolio Manager	Portfolio Manager	May 2018
Jonas Patrikson, CFA	Portfolio Manager	Portfolio Manager	May 2018
Ms. Montanus joined one of the Columbia Management legacy firms or acquired business lines in 2003. Ms. Montanus began her investment career in 1992 and earned a B.A. from Stanford University and an M.B.A. in finance from The Wharton School, University of Pennsylvania.
Mr. Hoffman joined one of the Columbia Management legacy firms or acquired business lines in 2001. Mr. Hoffman began his investment career in 1986 and earned a B.A. from Grinnell College and an M.A. from Columbia University.
Mr. Patrikson joined one of the Columbia Management legacy firms or acquired business lines in 2004. Mr. Patrikson began his investment career in 1990 and earned a B.A. from the University of Linkoping, Sweden.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-308 A (4/18)